Short-Term Investment (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 02, 2023	Feb. 28, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investment [Line Items]
Redemption value	$ 3,282,770
Investment loss					$ 86,314
Viner Total investment Fund [Member]
Short-Term Investment [Line Items]
Total investment consideration		$ 8,000,000